Accounts Payable	6 Months Ended
Jun. 30, 2025
Accounts Payable
Accounts Payable

8.  Accounts Payable

	June 30,	December 31,
	2025	2024

	(in US$’000)
Accounts payable—third parties	43,078	42,521
Accounts payable—related parties (Note 17(ii))	647	—
	43,725	42,521

Substantially all accounts payable are denominated in RMB and US$ and are due within one year from the end of the reporting periods. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis for accounts payable - third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Not later than 3 months	37,946	37,805
Between 3 months to 6 months	2,972	2,638
Between 6 months to 1 year	1,081	833
Later than 1 year	1,079	1,245
Accounts payable—third parties	43,078	42,521